Trade and other payables (Details) - GBP (£)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Trade and other payables
Trade payables	£ 106,394,000	£ 196,644,000	£ 135,328,000
Other payables	2,807,000	4,689,000	3,559,000
Accrued expenses	63,984,000	94,381,000	77,061,000
Social security and other taxes	10,149,000	13,855,000	11,284,000
Total trade and other payables	183,334,000	309,569,000	227,232,000
Less: non-current portion
Trade payables	29,738,000	77,438,000	44,667,000
Other payables	1,503,000	1,745,000	1,977,000
Non-current trade and other payables	31,241,000	79,183,000	46,644,000
Current trade and other payables	152,093,000	230,386,000	180,588,000
Transfer fees and other associated costs	97,884,000	187,544,000	128,554,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	108,538,000	199,922,000	138,276,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	29,738,000	77,438,000	44,667,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	13,889,000	59,889,000	32,336,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 15,849,000	£ 17,549,000	£ 12,331,000